Financial Risk Management - Liquidity Risk (Details) $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($)	Jul. 16, 2025 USD ($)	Dec. 31, 2024 CAD ($)
Financial Risk Management.
Borrowings, Principal	$ 13,743.3	$ 11,874.1
Holding company cash and investments (net of derivative obligations)	2,716.9	2,502.1
Portfolio investments cash and investments, net	72,142.9	64,864.1
Foreign currency risk | Unsecured senior notes | Hedges of net investment in Canadian subsidiaries
Financial Risk Management.
Principal amount of hedged item			$ 3,840.0		$ 3,140.0
Holding company
Financial Risk Management.
Commitment to pay dividends in the next fiscal year	$ 329.1
Commitment to pay dividends in the next fiscal year (per share) | $ / shares	$ 15
Borrowings, Principal	$ 8,922.7	7,976.1
Holding company | Run-off
Financial Risk Management.
Capital Contribution	115.0
Holding company | Revolving Credit Facility
Financial Risk Management.
Borrowings, Principal				$ 2,000.0
Maximum borrowing capacity	2,000.0
Holding company | 4.70% due December 16, 2026 (Cdn$450.0)
Financial Risk Management.
Borrowings, Principal	$ 328.3	$ 312.9	$ 450.0		$ 450.0
Interest rate	4.70%	4.70%	4.70%		4.70%
Holding company | 8.30% due April 15, 2026
Financial Risk Management.
Borrowings, Principal	$ 91.8	$ 91.8
Interest rate	8.30%	8.30%	8.30%		8.30%
Holding company | Burgan Bank and First Abu Dhabi Bank
Financial Risk Management.
Borrowings, Principal	$ 330.0
Commitment for payment deed in next fiscal year	165.0
Holding company | Long equity total return swap contracts
Financial Risk Management.
Cash received from settlement of derivative contracts	57.9	$ 517.7
Insurance and reinsurance subsidiaries
Financial Risk Management.
Borrowings, Principal	1,607.5	979.2
Insurance and reinsurance subsidiaries | Fairfax India
Financial Risk Management.
Investments lacking liquidity or inactively traded	$ 1,250.7	$ 1,020.7
Insurance and reinsurance subsidiaries | Investments that may lack liquidity or are inactively traded
Financial Risk Management.
Risk exposure percentage	21.80%	20.70%	21.80%		20.70%
Non-insurance companies
Financial Risk Management.
Borrowings, Principal	$ 3,213.1	$ 2,918.8
Non-insurance companies | Dexterra, Peak Achievement and Sporting Life Group's credit facilities
Financial Risk Management.
Repayments of borrowings in next fiscal year	$ 264.3